CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares: Stated value or Number of shares	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Total Tevas share holders equity	Noncontrolling Interest	MCPS
Shares, balance at Period Start at Dec. 31, 2012		944
Comprehensive Income (loss)	$ 1,181			$ 1,269	$ (74)		$ 1,195	$ (14)
Exercise of options by employees and vested RSUs	91	$ 0	$ 73			$ (18)	91
Exercise of options by employees and vested RSUs, shares		3
Stock-based compensation expense	64		64				64
Dividends to ordinary shareholders	(1,080)			(1,080)			(1,080)
Purchase of treasury shares	497					497	497
Disposition of non-controlling interests	(12)							(12)
Balance as of at Dec. 31, 2012	22,867	$ 50	13,474	12,346	(17)	3,085	22,768	99
Shares, balance at Preiod End at Dec. 31, 2013		947
Balance at Period End at Dec. 31, 2013	22,636	$ 50	13,628	12,535	(91)	3,557	22,565	71
Other	22	0	17			7	24	(2)
Comprehensive Income (loss)	1,784			3,055	(1,252)		1,803	(19)
Exercise of options by employees and vested RSUs	514	$ 0	408			(106)	514
Exercise of options by employees and vested RSUs, shares		10
Stock-based compensation expense	95		95				95
Dividends to ordinary shareholders	(1,156)			(1,156)			(1,156)
Purchase of treasury shares	500					500	500
Stock Holders Equity Other Shares		0
Disposition of non-controlling interests	(14)							(14)
Shares, balance at Preiod End at Dec. 31, 2014		957
Balance at Period End at Dec. 31, 2014	23,355	$ 50	14,121	14,436	(1,343)	3,951	23,313	42
Other	(4)	0	(10)	2			(8)	4
Comprehensive Income (loss)	984			1,588	(612)		976	8
Exercise of options by employees and vested RSUs	388	$ 0	225			(163)	388
Exercise of options by employees and vested RSUs, shares		5
Ordinary shares issuance value	3,291	$ 2	3,289				3,291
Ordinary shares issuance		54
Stock-based compensation expense	117		117				117
Dividends to ordinary shareholders	(1,155)			(1,155)			(1,155)
Purchase of treasury shares	439					439	439
Acquisition of non-controlling interests	103							103
Accrued Dividends to preferred shareholders	15			15			15
Acquisition of non-controlling interests	103							103
Shares, balance at Preiod End at Dec. 31, 2015		1,016
Balance at Period End at Dec. 31, 2015	29,927	$ 52	17,757	14,851	$ (1,955)	$ 4,227	29,769	158	$ 3,291
Mandatory Convertible Preferred Stock Issuance	3,291						3,291		$ 3,291
Other	$ 7	$ 0	$ 5	$ (3)			$ 2	$ 5